Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
the following information is provided regarding the relationship between the “compensation actually paid” (“CAP”) to the NEOs during the preceding four fiscal years, and our TSR and Net Income and also Adjusted EPS, which in our assessment represents the most important financial performance measure (that is not otherwise required to be disclosed in the first table below) used by us to link the CAP of the NEOs for 2024 to our performance. While Adjusted EPS was chosen for this table, our executive compensation programs use a balanced portfolio of measures to drive short- and long-term objectives aligned with our strategy and shareholder interests as further described in our CD&A above.

							Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for First PEO ($)	Summary Compensation Table Total for Second PEO (a) ($)	Compensation Actually Paid to First PEO ($)	Compensation Actually Paid to Second PEO (a) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (b) ($)	Average Compensation Actually Paid to Non-PEO NEOs (a),(b) ($)	Total Shareholder Return ($)	Peer Group (c) Total Shareholder Return ($)	Net Income (in Millions) ($)	Adjusted EPS (d) ($)

2024	15,680,270	N/A	15,441,997	N/A	5,138,520	4,996,889	131	176	703	4.07

2023	19,854,971	N/A	24,510,953	N/A	3,240,502	3,724,388	129	150	423	3.48

2022	25,584,297	N/A	19,098,666	N/A	3,276,034	2,296,364	113	127	5,868	3.41

2021	15,106,986	N/A	19,419,485	N/A	5,938,960	5,015,787	131	135	6,467	4.30

2020	12,869,436	6,486,756	19,465,111	2,976,773	3,176,294	4,049,333	113	111	(2,951)	3.37

(a)	To calculate CAP, the following amounts were respectively deducted from and added to the total of the compensation shown in the Summary Compensation Table (SCT) for the applicable year:
First PEO SCT Total to CAP Reconciliation:

		Deductions from SCT Total		Additions to SCT Total

Year	SCT Total ($)	Stock Award and Option Awards (1) ($)	Change in Pension Value ($)	Equity Value (2) ($)	Pension Value (2) ($)	CAP ($)

2024	15,680,270	-12,679,828	0	+12,441,555	+0	15,441,997
Non-PEO
NEO SCT Total to CAP Reconciliation
(all amounts shown as averages for
Non-PEO
NEOs):

		Deductions from SCT Total		Additions to SCT Total

Year	SCT Total ($)	Stock Award and Option Awards (1) ($)	Change in Pension Value ($)	Equity Value (2) ($)	Pension Value (2) ($)	CAP ($)

2024	5,138,520	-3,342,440	-938	+3,201,747	+0	4,996,889

(1)	Represents the grant date fair value of equity-based awards granted each year.
(2)
The equity award and pension benefit adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K.
Only M. Heinzel,
Non-PEO
NEO as noted in footnote (b), has pension accruals calculated in accordance with the SEC methodology for determining CAP. All other pension accruals reported in the SCT are related to a frozen
Non-Qualified
plan which does not have any service accrual. The amounts deducted or added in calculating the equity award adjustments for the PEO and
Non-PEOs
are provided in the tables below.

First PEO Equity A
war
d Adjustments:

Year	Year End Fair Value of Awards Granted in the Year ($) (a)	Vest Date Fair Value of Awards Granted in the Year ($) (b)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($) (c)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($) (d)	Prior Year End Fair Value of Awards Failing to Meet Vesting Conditions During the Year ($) (e)	Total Equity Award Adjustments ($) (a) + (b) + (c) + (d) - (e)

2024	14,159,561	254,242	(528,951)	(1,443,297)	—	12,441,555
Non-PEO
Equity Award Adjustments
(all amounts shown as averages for
Non-PEO
NEOs):

Year	Year End Fair Value of Awards Granted in the Year ($) (a)	Vest Date Fair Value of Awards Granted in the Year ($) (b)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($) (c)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($) (d)	Prior Year End Fair Value of Awards Failing to Meet Vesting Conditions During the Year ($) (e)	Total Equity Award Adjustments ($) (a) + (b) + (c) + (d) - (e)

2024	3,416,932	—	(65,594)	(149,591)	—	3,201,747

(b)
The First PEO reflected in the tables is Edward D. Breen and the Second PEO reflected in the tables is C. Marc Doyle. The
Non-PEO
NEOs included in the average calculations has changed annually; the following table indicates the
Non-PEO
NEOs included in the average for the indicated year:

Year	Jean Marie Desmond	Lori Koch	Matthias Heinzel (1)	Randy Stone	Rose Lee	Jon Kemp	Erik Hoover	Leland Weaver	Raj Ratnakar	Antonella Franzen

2024	—	NEO	—	—	—	NEO	NEO	NEO	—	NEO

2023	—	NEO	—	—	—	NEO	NEO	NEO	Former NEO	—

2022	—	NEO	—	—	—	NEO	NEO	NEO	—	—

2021	—	NEO	Former NEO	NEO	Former NEO	NEO	NEO	—	—	—

2020	Former NEO	NEO	NEO	NEO	NEO	—	—	—	—	—

(1)
Mr. Heinzel was a German employee and his salary, bonus and other non-equity
related compensation items were paid in Euros. U.S. Dollar amounts in the table with respect to Mr. Heinzel were converted from Euros at a rate of 1.11 Dollars to one Euro for compensation reported in 2020 and a rate of 1.22 Dollars to one Euro for compensation reported in 2021. The exchange rate used was calculated by averaging exchange rates for each date in December of the reporting year.

(c)
Peer Group reflects the same peer group used for purposes of the performance graph under Regulation
S-K
Item 201(e)(1)(ii) as set forth in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2024 (S&P Industrials).

(d)
This measure has been designated as the “Company-Selected Measure” for 2024, in accordance with SEC rules, and represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to our NEOs in 2022. Adjusted EPS is a non-GAAP
financial measure. See Appendix A for a reconciliation of Adjusted EPS to the most directly comparable U.S. GAAP financial measure, earnings per share.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(b)
The First PEO reflected in the tables is Edward D. Breen and the Second PEO reflected in the tables is C. Marc Doyle. The
Non-PEO
NEOs included in the average calculations has changed annually; the following table indicates the
Non-PEO
NEOs included in the average for the indicated year:

Year	Jean Marie Desmond	Lori Koch	Matthias Heinzel (1)	Randy Stone	Rose Lee	Jon Kemp	Erik Hoover	Leland Weaver	Raj Ratnakar	Antonella Franzen

2024	—	NEO	—	—	—	NEO	NEO	NEO	—	NEO

2023	—	NEO	—	—	—	NEO	NEO	NEO	Former NEO	—

2022	—	NEO	—	—	—	NEO	NEO	NEO	—	—

2021	—	NEO	Former NEO	NEO	Former NEO	NEO	NEO	—	—	—

2020	Former NEO	NEO	NEO	NEO	NEO	—	—	—	—	—

(1)
Mr. Heinzel was a German employee and his salary, bonus and other non-equity
related compensation items were paid in Euros. U.S. Dollar amounts in the table with respect to Mr. Heinzel were converted from Euros at a rate of 1.11 Dollars to one Euro for compensation reported in 2020 and a rate of 1.22 Dollars to one Euro for compensation reported in 2021. The exchange rate used was calculated by averaging exchange rates for each date in December of the reporting year.

Peer Group Issuers, Footnote	Peer Group reflects the same peer group used for purposes of the performance graph under Regulation
S-K
Item 201(e)(1)(ii) as set forth in the Company’s Annual Report on Form
10-K
	for the year ended December 31, 2024 (S&P Industrials).
Adjustment To PEO Compensation, Footnote
(a)	To calculate CAP, the following amounts were respectively deducted from and added to the total of the compensation shown in the Summary Compensation Table (SCT) for the applicable year:
First PEO SCT Total to CAP Reconciliation:

		Deductions from SCT Total		Additions to SCT Total

Year	SCT Total ($)	Stock Award and Option Awards (1) ($)	Change in Pension Value ($)	Equity Value (2) ($)	Pension Value (2) ($)	CAP ($)

2024	15,680,270	-12,679,828	0	+12,441,555	+0	15,441,997
First PEO Equity A
war
d Adjustments:

Year	Year End Fair Value of Awards Granted in the Year ($) (a)	Vest Date Fair Value of Awards Granted in the Year ($) (b)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($) (c)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($) (d)	Prior Year End Fair Value of Awards Failing to Meet Vesting Conditions During the Year ($) (e)	Total Equity Award Adjustments ($) (a) + (b) + (c) + (d) - (e)

2024	14,159,561	254,242	(528,951)	(1,443,297)	—	12,441,555

Non-PEO NEO Average Total Compensation Amount	$ 5,138,520	$ 3,240,502	$ 3,276,034	$ 5,938,960	$ 3,176,294
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,996,889	3,724,388	2,296,364	5,015,787	4,049,333
Adjustment to Non-PEO NEO Compensation Footnote
Non-PEO
NEO SCT Total to CAP Reconciliation
(all amounts shown as averages for
Non-PEO
NEOs):

		Deductions from SCT Total		Additions to SCT Total

Year	SCT Total ($)	Stock Award and Option Awards (1) ($)	Change in Pension Value ($)	Equity Value (2) ($)	Pension Value (2) ($)	CAP ($)

2024	5,138,520	-3,342,440	-938	+3,201,747	+0	4,996,889
(1)	Represents the grant date fair value of equity-based awards granted each year.
(2)
The equity award and pension benefit adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K.
Only M. Heinzel,
Non-PEO
NEO as noted in footnote (b), has pension accruals calculated in accordance with the SEC methodology for determining CAP. All other pension accruals reported in the SCT are related to a frozen
Non-Qualified
plan which does not have any service accrual. The amounts deducted or added in calculating the equity award adjustments for the PEO and
Non-PEOs
are provided in the tables below.

Non-PEO
Equity Award Adjustments
(all amounts shown as averages for
Non-PEO
NEOs):

Year	Year End Fair Value of Awards Granted in the Year ($) (a)	Vest Date Fair Value of Awards Granted in the Year ($) (b)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($) (c)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($) (d)	Prior Year End Fair Value of Awards Failing to Meet Vesting Conditions During the Year ($) (e)	Total Equity Award Adjustments ($) (a) + (b) + (c) + (d) - (e)

2024	3,416,932	—	(65,594)	(149,591)	—	3,201,747

Compensation Actually Paid vs. Total Shareholder Return
CAP versus TSR
As shown in the chart below, the PEO and other NEOs’ CAP amounts are aligned with the Company’s TSR. Alignment is primarily due to the Company’s use of equity incentives, which are tied directly to stock price in addition to the Company’s financial performance.

(1)	The Second PEO’s data reflects a stub year in which he was PEO for 2 months and represents the full compensation for that year.

Compensation Actually Paid vs. Net Income
CAP versus Net Income
Net Income varied significantly for the years ended 2020, 2021, 2022, and 2023 and stabilized in 2024. Net Income for 2020 was impacted significantly by non-cash
goodwill impairment charges of $3,214 million primarily associated with certain businesses that were part of the Company’s historic Mobility & Materials segment and restructuring charges of $168 million partially offset by a benefit from currency. Net Income increased in 2021 compared to 2020 from the acquisition of Laird Performance Materials on July 1, 2021, the absence of goodwill impairment charges, as well as significantly lower restructuring charges, partially offset by currency headwinds and expense related to transaction costs primarily related to the M&M Divestitures and the proposed acquisition of Rogers Corp. Net Income decreased in 2022 compared to 2021 due to increased expenses for transaction costs, income taxes and restructuring, as well as reduced income from the businesses associated with our historic Mobility & Materials segment. Net income decreased in 2023 compared to 2022 primarily as a result of a goodwill impairment charge and lower segment earnings. The PEO and NEO’s CAP have varied significantly from the changes in Net Income in large part due to the significant emphasis the Company places on equity incentives, which are sensitive to changes in stock price. In addition, the performance metrics used in our compensation program are measured on a continuing operations basis, and as described in the Compensation Discussion and Analysis section above, the Committee took action to exclude the positive and negative impacts of certain significant M&A transactions completed during the periods presented.

(1)	The Second PEO’s data reflects a stub year in which he was PEO for 2 months and represents the full compensation for that year.

Compensation Actually Paid vs. Company Selected Measure
CAP versus Company-Selected Measure (CSM)
The chart below compares the PEO and other NEOs’ CAP to our CSM, Adjusted EPS.

(1)	The Second PEO’s data reflects a stub year in which he was PEO for 2 months and represents the full compensation for that year.

Tabular List, Table
The three measures listed below, in no particular order, represent the three most important financial performance measures used by DuPont to link the CAP of the NEOs for 2024 to the Company’s performance as further described in our CD&A above within the sections titled “Short-Term Incentive Compensation” and “Long-Term Incentive Compensation.”
Most Important Financial
Performance Measures

Adjusted EPS
Adjusted ROIC
Adjusted Corporate Net Income

Total Shareholder Return Amount	$ 131	129	113	131	113
Peer Group Total Shareholder Return Amount	176	150	127	135	111
Net Income (Loss)	$ 703,000,000	$ 423,000,000	$ 5,868,000,000	$ 6,467,000,000	$ (2,951,000,000)
Company Selected Measure Amount	4.07	3.48	3.41	4.3	3.37
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	This measure has been designated as the “Company-Selected Measure” for 2024, in accordance with SEC rules, and represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to our NEOs in 2022. Adjusted EPS is a non-GAAP
	financial measure. See Appendix A for a reconciliation of Adjusted EPS to the most directly comparable U.S. GAAP financial measure, earnings per share.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted ROIC
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Corporate Net Income
Edward D. Breen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,680,270	$ 19,854,971	$ 25,584,297	$ 15,106,986	$ 12,869,436
PEO Actually Paid Compensation Amount	$ 15,441,997	$ 24,510,953	$ 19,098,666	$ 19,419,485	19,465,111
PEO Name	Edward D. Breen
C. Marc Doyle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					6,486,756
PEO Actually Paid Compensation Amount					$ 2,976,773
PEO Name	C. Marc Doyle
PEO | Edward D. Breen [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Edward D. Breen [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Edward D. Breen [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,441,555
PEO | Edward D. Breen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,159,561
PEO | Edward D. Breen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,443,297)
PEO | Edward D. Breen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	254,242
PEO | Edward D. Breen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(528,951)
PEO | Edward D. Breen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Edward D. Breen [Member] | Stock Award and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,679,828)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(938)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,201,747
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,416,932
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(149,591)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,594)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Award and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,342,440)